UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS

MAY 1, 2025

SCHWAB RETIREMENT INCOME VARIABLE ANNUITY®

Issued by Pacific Life Insurance Company through Separate Account A of Pacific Life Insurance Company

This updating summary prospectus summarizes certain key features of Schwab Retirement Income Variable Annuity, an individual flexible premium deferred variable annuity contract (the “Contract”). This prospectus also provides a summary of Contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including the Contract’s features, benefits, and risks. You can find the current prospectus and other information about the Contract online at PacificLife.com/Prospectuses. You can also obtain this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.

To view our latest Privacy Notice, please visit https://paclife.co/privacy-promise or contact (877) 722-7848 for additional information.

SPECIAL TERMS

Business Day – Any day on which the value of an amount invested in a Variable Investment Option is required to be determined, which currently includes each day that the New York Stock Exchange is open for trading, an applicable underlying Fund is open for trading, and our administrative offices are open.

Contract Anniversary – The same date, in each subsequent year, as your Contract Date.

Contract Date – The date we issue your Contract. Contract Years, Contract Anniversaries, Contract Semi-Annual Periods, Contract Quarters and Contract Months are measured from this date.

Contract Owner, Owner, Policyholder, you, or your – Generally, a person who purchases a Contract and makes the Investments. A Contract Owner has all rights in the Contract, including the right to make withdrawals, designate and change beneficiaries, transfer amounts among Investment Options, and designate an Annuity Option. If your Contract names Joint Owners, both Joint Owners are Contract Owners and share all such rights.

Contract Value – As of the end of any Business Day, the sum of your Variable Account Value.

Contract Year – A year that starts on the Contract Date or on a Contract Anniversary.

Fund – A registered open-end management investment company; collectively refers to Schwab Annuity Portfolios.

Investment (“Purchase Payment”) – An amount paid to us by or on behalf of a Contract Owner as consideration for the benefits provided under the Contract.

Investment Option – A Variable Investment Option or any other investment option added to the Contract by Rider or Endorsement.

Purchase Payment (or “Investment”) – An amount paid to us by or on behalf of a Contract Owner as consideration for the benefits provided under the Contract.

Separate Account A ( or the “Separate Account”) – A separate account of ours registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Variable Account Value – The aggregate amount of your Contract Value allocated to all Subaccounts.

Variable Investment Option – A Fund under this Contract that is part of the Separate Account.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.

Underlying Funds

• The Subadvisor for the Pacific Select Fund Mid-Cap Growth Portfolio changed from Delaware Investments Fund Advisers to Federated MDTA LLC.

• The Subadvisor for the Pacific Select Fund Emerging Markets Portfolio changed from Invesco Advisers, Inc. to Goldman Sachs Asset Management, L.P.

• The Pacific Select Fund Managed Bond Portfolio changed its name to the Pacific Select Fund Total Return Portfolio.

• Fee and performance information have been updated and are reflected in the Funds Available Under the Contract Appendix and the Fees and Expenses table in this updating summary prospectus.

Living Benefit Riders

• For guaranteed minimum withdrawal benefit riders utilizing a rate sheet, a new Prospectus Rate Sheet Supplement with updated rider percentages for new Contract purchases was issued for the May 1, 2025 Statutory Prospectus and Initial Summary Prospectus. For rider percentages in effect for Contracts purchased before May 1, 2025, see the APPENDIX: HISTORICAL RIDER PERCENTAGES.

KEY INFORMATION

Important information you should consider about the Schwab Retirement Income Variable Annuity individual flexible premium deferred variable annuity contract.

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	There are no withdrawal charges.			Fee Tables Optional Withdrawals
Are There Transaction Charges?

No. Other than withdrawal charges, there are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).

Optional Benefit Expenses
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Adjustments Appendix: Investment Options Available Under the Contract Charges, Fees and Deductions Optional Living Benefit Riders
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.60%[1]	0.60%[1]
	2. Portfolio Company fees and expenses	0.54%[2]	0.57%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,054.14	Highest Annual Cost: $2,592.16

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of base Contract and Fund fees and expenses

• No optional benefits

• No sales charges

• No additional purchase payments, transfers, or withdrawals

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

• No sales charges

• No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 As a percentage of Fund assets.

3 As a percentage of the Protected Payment Base (for optional living benefits), and average daily Variable Account Value (for optional death benefits).

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in taxes and tax penalties.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your Schwab investment professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Investment Options Available Under the Contract
What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling a Schwab Annuity Specialist at (888) 311-4887 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Limits on the Investment Options?

Yes. Not all Variable Investment Options may be available to you.

Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option can only be made beginning on the eighth calendar day following the last transfer to or from the same Variable Investment Option.

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transfers and Market-Timing Restrictions Additional Information-Changes to All Contracts Appendix: Investment Options Available Under the Contract

RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Any Restrictions on Contract Benefits?

Yes. Certain optional living benefits limit or restrict the Investment Options that you may select under the Contract. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit or optional death benefit at any time, including for current Contract Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. If we exercise that right, you will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

The optional death and/or living benefits may not be available through your financial professional or your state. You may obtain information about the optional benefits that are available to you by contacting your financial professional. Please also see ADDITIONAL INFORMATION – State Considerations for information about variations to your contract, including optional death and/or living benefits available in your state.

Death Benefits and Optional Death Benefit Riders Optional Living Benefit Riders Appendix: Investment Options Available Under the Contract

TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½.

Federal Tax Issues Principal Risks of Investing in the Contract – Tax Consequences

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

Some Schwab investment professionals may receive compensation for selling this Contract to you in the form of commissions, additional payments, non-cash compensation, and/or reimbursement of expenses. These Schwab investment professionals may have a financial incentive to offer or recommend this Contract over another investment that may pay less compensation.

Distribution Arrangements
Should I Exchange My Contract?

Some Schwab investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Replacement of Life Insurance or Annuities

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Investment Options available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Availability of Funds may vary by financial intermediary. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks the highest current income consistent with stability of capital and liquidity.	Schwab Government Money Market Portfolio™*; Charles Schwab Investment Management, Inc.	0.27%	5.07%	2.32%	1.55%
Seeks long-term capital appreciation and income.	Schwab VIT Balanced Portfolio; Charles Schwab Investment Management, Inc.	0.57%	7.86%	3.82%	4.03%
Seeks long-term capital appreciation and income.	Schwab VIT Balanced with Growth Portfolio; Charles Schwab Investment Management, Inc.	0.54%	9.98%	5.41%	5.39%
Seeks long-term capital appreciation.	Schwab VIT Growth Portfolio; Charles Schwab Investment Management, Inc.	0.55%	11.78%	6.78%	6.54%

*The Schwab Government Money Market Portfolio is only available to California applicants age 60 or older during the Right to Cancel “Free Look” period.

LIVING BENEFIT INVESTMENT ALLOCATION REQUIREMENTS

Investment Allocation Requirements

At initial purchase and during the entire time that you own an optional living benefit Rider, you must allocate your entire Contract Value the Investment Options we make available for these Riders. You may allocate your Contract Value 100% among the allowable Investment Options.

Currently, the allowable Investment Options for the Guaranteed Minimum Withdrawal Benefit Riders are as follows:

Allowable Investment Options
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

You may transfer your entire Contract Value between allowable Investment Options, subject to certain transfer limitations. See HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions. Keep in mind that you must allocate your entire Contract Value among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your Rider will terminate.

Allowable Investment Options. You may allocate your entire Contract Value among any of the allowable Investment Options listed in the table above.

By adding an optional living benefit Rider to your Contract, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract. We reserve the right to add, remove or change allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these riders (for example, changes in an underlying portfolio’s investment objective and principal investment strategies, or changes in general market conditions). If you already invested in an allowable Investment Option, a change to an existing allowable Investment Option will not require you to reallocate or transfer the total amount of Contract Value allocated to an affected Investment Option, except when an underlying portfolio is liquidated by a determination of its Board of Directors or by a fund substitution. If a change is required that will result in a reallocation or transfer of an existing Investment Option, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your rider benefits. If you do not reallocate your Contract Value your rider will terminate.

We will send you written notice in the event any transaction made by you will involuntarily cause the rider to terminate for failure to invest according to the investment allocation requirements. However, you will have 10 Business Days starting from the date of our written notice (“10 day period”), to instruct us to take appropriate corrective action to continue participation in an allowable asset allocation program or allowable Investment Options to continue the rider. If you take appropriate corrective action and continue the rider, the rider benefits and features available immediately before the terminating event will remain in effect.

Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional living benefit riders. The reduction in volatility permits us to more effectively provide the guarantees under the Contract.

The allowable Investment Options seek to minimize risk and may reduce overall volatility in investment performance, which may reduce investment returns, and may reduce the likelihood that we will be required to provide benefits under the optional benefit Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Contract.

This summary prospectus incorporates by reference the prospectus and Statement of Additional Information for the Contract, both dated May 1, 2025, as supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifier: C000111330